Basis of Presentation (Tables)	6 Months Ended
Jun. 30, 2016
Accounting Policies [Abstract]
Schedule of Amendment of Prior Year Financial Information to Correct Immaterial Error

The following table presents the effects of such revisions on the Company’s previously reported financial statements for the three and six months ended June 30, 2015.

	Three months ended June 30, 2015			Six months ended June 30, 2015
	(in thousands)			(in thousands)
	As reported	Adjustment	As amended	As reported	Adjustment	As amended
Consolidated Statements of Income
Net income	26,315	1,105	27,420	48,344	2,160	50,504
Basic earnings per share	0.48	0.02	0.50	0.87	0.04	0.91
Diluted earnings per share	0.47	0.02	0.49	0.87	0.04	0.91
Consolidated Statements of Comprehensive Income
Net income	26,315	1,105	27,420	48,344	2,160	50,504
Total comprehensive income	26,634	1,105	27,739	48,414	2,160	50,574
Consolidated Statements of Cash Flows
Net income	—	—	—	48,344	2,160	50,504
Net cash provided by operating activities	—	—	—	65,470	2,160	67,630
Payments for vessels under construction	—	—	—	(122,831)	(2,160)	(124,991)
Net cash used in investing activities	—	—	—	(123,714)	(2,160)	(125,874)